UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/11 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and defense (3.5%)

Embraer SA ADR (Brazil)	146,400	$4,072,848

General Dynamics Corp.(S)	60,700	3,896,333

Honeywell International, Inc.	129,600	6,791,040

L-3 Communications Holdings, Inc.	72,600	4,920,828

Northrop Grumman Corp.	124,200	7,172,550

Precision Castparts Corp.	27,300	4,453,995

Safran SA (France)	93,592	3,046,156

United Technologies Corp.	161,600	12,601,568

		46,955,318
Air freight and logistics (0.3%)

United Parcel Service, Inc. Class B(S)	60,800	4,270,592

		4,270,592
Airlines (0.6%)

Southwest Airlines Co.	230,000	1,966,500

Spirit Airlines, Inc.(NON)	350,038	5,761,625

		7,728,125
Auto components (0.9%)

Autoliv, Inc. (Sweden)(S)	52,000	3,004,040

Johnson Controls, Inc.	80,100	2,637,693

Lear Corp.	63,200	2,964,712

TRW Automotive Holdings Corp.(NON)	74,411	3,132,703

		11,739,148
Automobiles (0.4%)

Ford Motor Co.(NON)(S)	296,000	3,457,280

General Motors Co.(NON)	66,200	1,711,270

		5,168,550
Beverages (3.0%)

Beam, Inc.	38,000	1,878,340

Coca-Cola Co. (The)	159,000	10,862,880

Coca-Cola Enterprises, Inc.	571,000	15,314,220

Dr. Pepper Snapple Group, Inc.	86,500	3,239,425

PepsiCo, Inc.	129,100	8,126,845

		39,421,710
Biotechnology (1.2%)

Amgen, Inc.	137,600	7,880,352

Biogen Idec, Inc.(NON)	39,300	4,572,948

Cubist Pharmaceuticals, Inc.(NON)(S)	87,300	3,300,813

		15,754,113
Building products (0.3%)

Fortune Brands Home & Security, Inc.(NON)	244,464	3,552,062

		3,552,062
Capital markets (2.4%)

Apollo Global Management, LLC. Class A	184,700	2,447,275

BlackRock, Inc.(S)	35,603	5,617,797

Goldman Sachs Group, Inc. (The)	92,100	10,089,555

Morgan Stanley	258,800	4,565,232

State Street Corp.	239,900	9,689,561

		32,409,420
Chemicals (2.4%)

Celanese Corp. Ser. A	95,000	4,137,250

Dow Chemical Co. (The)	220,843	6,157,103

E.I. du Pont de Nemours & Co.	80,600	3,874,442

Huntsman Corp.	277,021	3,252,227

LyondellBasell Industries NV Class A (Netherlands)	149,300	4,905,998

Monsanto Co.	57,900	4,212,225

PPG Industries, Inc.(S)	57,300	4,951,293

		31,490,538
Commercial banks (2.2%)

First Southern Bancorp, Inc. Class B(F)(NON)	112,320	1,100,736

NBH Holdings Corp. 144A Class A(NON)	159,300	2,548,800

PNC Financial Services Group, Inc.	69,500	3,732,845

Wells Fargo & Co.	846,998	21,945,718

		29,328,099
Communications equipment (2.7%)

Cisco Systems, Inc.	876,600	16,243,398

Juniper Networks, Inc.(NON)	159,900	3,912,753

Motorola Solutions, Inc.	48,157	2,259,045

Qualcomm, Inc.	256,900	13,256,040

		35,671,236
Computers and peripherals (5.1%)

Apple, Inc.(NON)	107,967	43,702,882

EMC Corp.(NON)(S)	362,200	8,877,522

Hewlett-Packard Co.	263,740	7,018,121

SanDisk Corp.(NON)	159,900	8,102,133

		67,700,658
Construction and engineering (0.2%)

KBR, Inc.	116,300	3,245,933

		3,245,933
Consumer finance (1.3%)

Air Lease Corp.(NON)(S)	166,050	3,707,897

Capital One Financial Corp.(S)	201,808	9,214,553

Discover Financial Services(S)	178,700	4,210,172

		17,132,622
Containers and packaging (0.2%)

Sealed Air Corp.	113,300	2,016,740

		2,016,740
Diversified financial services (3.3%)

Bank of America Corp.	548,442	3,745,859

Citigroup, Inc.	227,480	7,186,093

CME Group, Inc.	19,200	5,290,752

JPMorgan Chase & Co.	698,273	24,271,969

Nasdaq OMX Group, Inc. (The)(NON)	116,800	2,925,840

		43,420,513
Diversified telecommunication services (2.5%)

AT&T, Inc.	494,805	14,502,735

Iridium Communications, Inc.(NON)(S)	583,397	3,710,405

Verizon Communications, Inc.	395,600	14,629,288

		32,842,428
Electric utilities (1.1%)

Edison International	147,700	5,996,620

Entergy Corp.	130,700	9,040,519

		15,037,139
Electronic equipment, instruments, and components (0.4%)

Corning, Inc.	190,500	2,722,245

Jabil Circuit, Inc.	148,000	3,042,880

		5,765,125
Energy equipment and services (2.2%)

Baker Hughes, Inc.	118,100	6,848,619

National Oilwell Varco, Inc.	134,800	9,615,284

Schlumberger, Ltd.	151,424	11,125,121

Transocean, Ltd. (Switzerland)(S)	28,400	1,623,060

		29,212,084
Food and staples retail (2.2%)

Chefs' Warehouse, Inc. (The)(NON)	173,089	2,473,442

CVS Caremark Corp.	139,610	5,067,843

Safeway, Inc.(S)	220,100	4,263,337

Walgreen Co.	147,300	4,890,360

Wal-Mart Stores, Inc.(S)	209,900	11,905,528

		28,600,510
Food products (0.2%)

H.J. Heinz Co.	52,100	2,784,224

		2,784,224
Health-care equipment and supplies (1.8%)

Baxter International, Inc.	144,000	7,917,120

Becton, Dickinson and Co.(S)	34,300	2,683,289

Covidien PLC (Ireland)	130,300	6,129,312

Medtronic, Inc.	132,100	4,589,154

St. Jude Medical, Inc.	68,400	2,667,600

		23,986,475
Health-care providers and services (3.2%)

Aetna, Inc.	285,000	11,331,600

AmerisourceBergen Corp.(S)	97,300	3,969,840

CIGNA Corp.	73,000	3,236,820

Lincare Holdings, Inc.(S)	139,800	3,292,290

McKesson Corp.	113,200	9,231,460

UnitedHealth Group, Inc.	88,200	4,232,718

WellPoint, Inc.	96,700	6,662,630

		41,957,358
Hotels, restaurants, and leisure (1.5%)

Carnival Corp.(S)	90,400	3,182,984

McDonald's Corp.	130,800	12,144,780

Wyndham Worldwide Corp.	152,500	5,134,675

		20,462,439
Household products (2.1%)

Colgate-Palmolive Co.	93,300	8,431,521

Procter & Gamble Co. (The)	304,300	19,472,157

		27,903,678
Independent power producers and energy traders (0.8%)

AES Corp. (The)(NON)	512,400	5,749,128

Constellation Energy Group, Inc.	118,200	4,692,540

		10,441,668
Industrial conglomerates (2.5%)

General Electric Co.	1,004,300	16,781,853

Tyco International, Ltd.	345,100	15,719,305

		32,501,158
Insurance (3.6%)

ACE, Ltd.	137,800	9,942,270

Assurant, Inc.	76,400	2,944,456

Berkshire Hathaway, Inc. Class B(NON)	71,880	5,596,577

Hartford Financial Services Group, Inc. (The)(S)	213,900	4,117,575

MetLife, Inc.(S)	131,966	4,639,925

Prudential Financial, Inc.	148,500	8,048,700

RenaissanceRe Holdings, Ltd.	35,800	2,438,696

Transatlantic Holdings, Inc.	49,000	2,549,960

Travelers Cos., Inc. (The)	120,100	7,007,835

		47,285,994
Internet and catalog retail (0.6%)

Amazon.com, Inc.(NON)	15,900	3,394,809

Priceline.com, Inc.(NON)	10,000	5,077,200

		8,472,009
Internet software and services (0.9%)

Baidu, Inc. ADR (China)(NON)	23,000	3,224,140

Google, Inc. Class A(NON)	15,582	9,234,516

		12,458,656
IT Services (4.4%)

Accenture PLC Class A(S)	150,463	9,066,900

Alliance Data Systems Corp.(NON)(S)	27,800	2,847,832

Camelot Information Systems, Inc. ADS (China)(NON)(S)	225,800	736,108

IBM Corp.(S)	203,200	37,516,816

Mastercard, Inc. Class A	12,000	4,166,880

Unisys Corp.(NON)	74,880	1,946,131

Western Union Co. (The)	149,000	2,603,030

		58,883,697
Leisure equipment and products (0.4%)

Hasbro, Inc.(S)	129,200	4,917,352

		4,917,352
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.(NON)	169,500	6,283,365

		6,283,365
Machinery (1.7%)

AGCO Corp.(NON)	56,700	2,485,161

Caterpillar, Inc.(S)	76,700	7,245,082

CNH Global NV (Netherlands)(NON)	95,825	3,562,774

Parker Hannifin Corp.	85,700	6,988,835

Stanley Black & Decker, Inc.	41,937	2,677,677

		22,959,529
Media (4.1%)

CBS Corp. Class B	268,700	6,935,147

Comcast Corp. Class A	402,300	9,433,935

DIRECTV Class A(NON)(S)	142,964	6,499,143

Interpublic Group of Companies, Inc. (The)	616,000	5,839,680

McGraw-Hill Cos., Inc. (The)	99,600	4,233,000

News Corp. Class A	429,400	7,523,088

Omnicom Group, Inc.(S)	64,000	2,846,720

Time Warner Cable, Inc.	97,200	6,190,668

Walt Disney Co. (The)	155,600	5,427,328

		54,928,709
Metals and mining (1.0%)

Cliffs Natural Resources, Inc.(S)	46,100	3,144,942

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	203,500	8,192,910

Nucor Corp.(S)	37,200	1,405,416

		12,743,268
Multiline retail (0.6%)

Target Corp.	140,600	7,697,850

		7,697,850
Multi-utilities (0.6%)

Ameren Corp.	229,028	7,301,413

		7,301,413
Oil, gas, and consumable fuels (10.1%)

Apache Corp.	78,300	7,801,029

Chevron Corp.	376,300	39,530,315

ConocoPhillips(S)	146,600	10,210,690

EXCO Resources, Inc.	138,100	1,741,441

Exxon Mobil Corp.	469,962	36,699,333

Hess Corp.	64,500	4,035,120

Linn Energy, LLC (Units)	74,700	2,892,384

Marathon Oil Corp.	250,900	6,530,927

Noble Energy, Inc.	46,900	4,190,046

Occidental Petroleum Corp.	143,900	13,374,066

Oiltanking Partners LP (Units)(NON)	222,124	6,041,773

Scorpio Tankers, Inc. (Monaco)(NON)	199,955	1,277,712

		134,324,836
Paper and forest products (0.2%)

International Paper Co.	96,300	2,667,510

		2,667,510
Personal products (0.4%)

Avon Products, Inc.	130,000	2,376,400

Estee Lauder Cos., Inc. (The) Class A	33,600	3,307,920

		5,684,320
Pharmaceuticals (6.6%)

Abbott Laboratories	173,200	9,330,284

Jazz Pharmaceuticals, Inc.(NON)	63,235	2,463,636

Johnson & Johnson(S)	477,800	30,765,542

Merck & Co., Inc.	370,500	12,782,250

Pfizer, Inc.	1,678,626	32,330,337

		87,672,049
Professional services (0.2%)

Equifax, Inc.	86,000	3,022,900

		3,022,900
Real estate investment trusts (REITs) (0.3%)

Terreno Realty Corp.	76,874	957,081

Weyerhaeuser Co.(S)	171,200	3,078,176

		4,035,257
Road and rail (1.1%)

Avis Budget Group, Inc.(NON)(S)	173,500	2,446,350

CSX Corp.	155,700	3,458,097

Hertz Global Holdings, Inc.(NON)(S)	362,191	4,201,416

Union Pacific Corp.	50,800	5,058,156

		15,164,019
Semiconductors and semiconductor equipment (2.3%)

First Solar, Inc.(NON)	22,900	1,139,733

Intel Corp.	478,000	11,730,120

Lam Research Corp.(NON)	60,600	2,605,194

Novellus Systems, Inc.(NON)(S)	150,000	5,182,500

Texas Instruments, Inc.	313,500	9,633,855

		30,291,402
Software (4.4%)

Adobe Systems, Inc.(NON)	174,600	5,134,986

CA, Inc.	147,600	3,197,016

Microsoft Corp.	896,200	23,865,806

Oracle Corp.	778,200	25,501,614

		57,699,422
Specialty retail (1.9%)

ANN, Inc.(NON)	154,500	4,115,880

Bed Bath & Beyond, Inc.(NON)(S)	44,800	2,770,432

Best Buy Co., Inc.	131,200	3,441,376

GNC Holdings, Inc. Class A(NON)	202,757	5,018,236

Limited Brands, Inc.	136,300	5,821,373

Williams-Sonoma, Inc.(S)	93,100	3,494,974

		24,662,271
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.	76,700	4,990,869

VF Corp.(S)	27,200	3,759,584

		8,750,453
Tobacco (2.4%)

Lorillard, Inc.	30,600	3,386,196

Philip Morris International, Inc.	406,500	28,402,155

		31,788,351

Total common stocks (cost $1,294,041,897)		$1,318,194,295

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.	16,345	$1,276,953

Total convertible preferred stocks (cost $1,634,500)		$1,276,953

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired 12/17/09, cost $192,000)(F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (14.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	184,642,058	$184,642,058

Putnam Money Market Liquidity Fund 0.05%(e)	3,690,712	3,690,712

Total short-term investments (cost $188,332,770)		$188,332,770

TOTAL INVESTMENTS

Total investments (cost $1,484,201,167)(b)		$1,507,996,018

Key to holding's abbreviations
ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,324,573,014.
(b)	The aggregate identified cost on a tax basis is $1,488,550,067, resulting in gross unrealized appreciation and depreciation of $151,212,029 and $131,766,078, respectively, or net unrealized appreciation of $19,445,951.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $192,000, or less than 0.1% of net assets.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $176,421,805. The fund received cash collateral of $184,642,058 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,351 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $44,645,300 and $42,861,107, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$146,798,781	$—	$—
Consumer staples	136,182,793	—	—
Energy	163,536,920	—	—
Financials	169,962,369	2,548,800	1,100,736
Health care	175,653,360	—	—
Industrials	136,353,480	3,046,156	—
Information technology	268,470,196	—	—
Materials	48,918,056	—	—
Telecommunication services	32,842,428	—	—
Utilities	32,780,220	—	—
Total common stocks	1,311,498,603	5,594,956	1,100,736
Convertible preferred stocks	—	1,276,953	—
Preferred stocks	—	—	192,000
Short-term investments	3,690,712	184,642,058	—

Totals by level	$1,315,189,315	$191,513,967	$1,292,736

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011